Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – Victory Sycamore Established Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 0.9%
Entertainment 0.9%
Live Nation Entertainment, Inc.(a)	46,300	3,844,752
Total Communication Services		3,844,752
Consumer Discretionary 11.8%
Auto Components 2.9%
Aptiv PLC(a)	64,200	6,329,478
BorgWarner, Inc.	162,700	6,568,199
Total		12,897,677
Hotels, Restaurants & Leisure 4.0%
Darden Restaurants, Inc.	38,900	5,571,258
Hilton Worldwide Holdings, Inc.	31,900	4,790,742
Yum! Brands, Inc.	59,900	7,483,906
Total		17,845,906
Specialty Retail 2.8%
Dick’s Sporting Goods, Inc.	41,800	4,538,644
Ross Stores, Inc.	72,300	8,166,285
Total		12,704,929
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	49,000	5,688,410
Tapestry, Inc.	126,300	3,631,125
Total		9,319,535
Total Consumer Discretionary		52,768,047
Consumer Staples 4.0%
Consumer Staples Distribution & Retail 3.0%
BJ’s Wholesale Club Holdings, Inc.(a)	78,600	5,609,682
Sysco Corp.	86,300	5,700,115
U.S. Foods Holding Corp.(a)	55,000	2,183,500
Total		13,493,297
Food Products 1.0%
Tyson Foods, Inc., Class A	88,300	4,458,267
Total Consumer Staples		17,951,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Coterra Energy, Inc.	291,000	7,871,550
Devon Energy Corp.	132,300	6,310,710
Hess Corp.	36,800	5,630,400
Total		19,812,660
Total Energy		19,812,660
Financials 14.4%
Banks 1.9%
Huntington Bancshares, Inc.	288,000	2,995,200
Prosperity Bancshares, Inc.	100,400	5,479,832
Total		8,475,032
Capital Markets 2.7%
Bank of New York Mellon Corp. (The)	152,500	6,504,125
T. Rowe Price Group, Inc.	54,100	5,673,467
Total		12,177,592
Financial Services 1.6%
Global Payments, Inc.	62,300	7,188,797
Insurance 8.2%
American Financial Group, Inc.	64,100	7,158,047
Everest Group Ltd.	12,800	4,757,376
Hartford Financial Services Group, Inc. (The)	86,900	6,162,079
Old Republic International Corp.	279,000	7,516,260
Progressive Corp. (The)	32,000	4,457,600
WR Berkley Corp.	101,600	6,450,584
Total		36,501,946
Total Financials		64,343,367
Health Care 7.6%
Health Care Equipment & Supplies 3.8%
Cooper Companies, Inc. (The)	15,600	4,960,956
Hologic, Inc.(a)	86,200	5,982,280
Zimmer Biomet Holdings, Inc.	53,900	6,048,658
Total		16,991,894
2	CTIVP® – Victory Sycamore Established Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.2%
Molina Healthcare, Inc.(a)	7,400	2,426,386
Quest Diagnostics, Inc.	60,000	7,311,600
Total		9,737,986
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	39,400	4,405,708
ICON PLC(a)	11,200	2,758,000
Total		7,163,708
Total Health Care		33,893,588
Industrials 23.0%
Aerospace & Defense 2.1%
Textron, Inc.	118,400	9,251,776
Building Products 1.6%
Carrier Global Corp.	81,900	4,520,880
Owens Corning	20,900	2,850,969
Total		7,371,849
Commercial Services & Supplies 1.4%
Republic Services, Inc.	42,700	6,085,177
Electrical Equipment 0.7%
Hubbell, Inc.	9,400	2,946,054
Ground Transportation 2.4%
JB Hunt Transport Services, Inc.	38,000	7,163,760
Landstar System, Inc.	20,700	3,662,658
Total		10,826,418
Machinery 6.2%
AGCO Corp.	52,000	6,150,560
Lincoln Electric Holdings, Inc.	16,600	3,017,714
Middleby Corp. (The)(a)	50,900	6,515,200
Parker-Hannifin Corp.	7,600	2,960,352
Toro Co. (The)	57,300	4,761,630
Xylem, Inc.	44,700	4,069,041
Total		27,474,497
Passenger Airlines 1.2%
Alaska Air Group, Inc.(a)	144,800	5,369,184
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 7.4%
FTI Consulting, Inc.(a)	34,000	6,065,940
Genpact Ltd.	166,600	6,030,920
Leidos Holdings, Inc.	79,900	7,363,584
ManpowerGroup, Inc.	61,800	4,531,176
MAXIMUS, Inc.	76,700	5,727,956
TransUnion	47,400	3,402,846
Total		33,122,422
Total Industrials		102,447,377
Information Technology 9.8%
Communications Equipment 1.0%
Motorola Solutions, Inc.	16,200	4,410,288
Electronic Equipment, Instruments & Components 3.2%
Amphenol Corp., Class A	82,600	6,937,574
Flex Ltd.(a)	265,100	7,152,398
Total		14,089,972
Semiconductors & Semiconductor Equipment 3.0%
MKS Instruments, Inc.	73,300	6,343,382
Skyworks Solutions, Inc.	70,200	6,921,018
Total		13,264,400
Technology Hardware, Storage & Peripherals 2.6%
Hewlett Packard Enterprise Co.	281,100	4,882,707
Western Digital Corp.(a)	152,000	6,935,760
Total		11,818,467
Total Information Technology		43,583,127
Materials 11.2%
Chemicals 2.9%
RPM International, Inc.	60,200	5,707,562
Westlake Corp.	57,800	7,205,926
Total		12,913,488
Containers & Packaging 6.2%
AptarGroup, Inc.	34,300	4,288,872
Avery Dennison Corp.	41,000	7,489,470
Crown Holdings, Inc.	88,800	7,857,024
Packaging Corp. of America	51,600	7,923,180
Total		27,558,546

CTIVP® – Victory Sycamore Established Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.1%
Franco-Nevada Corp.	51,400	6,861,386
Reliance Steel & Aluminum Co.	9,600	2,517,408
Total		9,378,794
Total Materials		49,850,828
Real Estate 7.2%
Office REITs 1.5%
Alexandria Real Estate Equities, Inc.	65,400	6,546,540
Residential REITs 2.7%
Camden Property Trust	64,000	6,053,120
Equity LifeStyle Properties, Inc.	97,700	6,224,467
Total		12,277,587
Retail REITs 1.5%
NNN REIT, Inc.	191,700	6,774,678
Specialized REITs 1.5%
Lamar Advertising Co., Class A	79,600	6,644,212
Total Real Estate		32,243,017
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.3%
Electric Utilities 3.3%
Alliant Energy Corp.	155,200	7,519,440
Xcel Energy, Inc.	124,300	7,112,446
Total		14,631,886
Total Utilities		14,631,886
Total Common Stocks (Cost $404,040,559)		435,370,213

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	8,038,120	8,035,709
Total Money Market Funds (Cost $8,035,518)		8,035,709
Total Investments in Securities (Cost: $412,076,077)		443,405,922
Other Assets & Liabilities, Net		2,861,472
Net Assets		446,267,394

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	6,338,352	46,616,348	(44,918,685)	(306)	8,035,709	(845)	389,790	8,038,120
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Victory Sycamore Established Value Fund | Third Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7038_12_B01_(11/23)